Goodwill and other intangibles - Narrative (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)
Disclosure of reconciliation of changes in goodwill [line items]
Other deductible temporary differences	R 87,331		R 68,868	R 48,648
Reldan Group
Disclosure of reconciliation of changes in goodwill [line items]
Other deductible temporary differences	R 1,092	$ 58
Aggregator relationships
Disclosure of reconciliation of changes in goodwill [line items]
Useful life, intangible assets	5 years
Manufacturer relationships
Disclosure of reconciliation of changes in goodwill [line items]
Useful life, intangible assets	10 years
Brand
Disclosure of reconciliation of changes in goodwill [line items]
Useful life, intangible assets	5 years